Document and Entity Information	Oct. 31, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002089661
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 31, 2025
Entity Registrant Name	SUNOCOCORP LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-42928
Entity Tax Identification Number	85-0470977
Entity Address, Address Line One	8111 Westchester Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	(214)
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units Representing Limited Liability Company Interests
Trading Symbol	SUNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false